Segmentation of key figures (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Disclosure of operating segments
Net sales and other revenues by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2022	2021	2022	2021
Surgical
Implantables	444	387	899	731
Consumables	644	620	1,245	1,155
Equipment/other	208	199	411	397
Total Surgical net sales to third parties	1,296	1,206	2,555	2,283
Vision Care
Contact lenses	547	535	1,104	1,044
Ocular health	357	353	716	677
Total Vision Care net sales to third parties	904	888	1,820	1,721
Total net sales to third parties	2,200	2,094	4,375	4,004
Vision Care other revenues	17	16	31	36
Total net sales and other revenues	2,217	2,110	4,406	4,040
Segment contribution and reconciliation to income before taxes

	Three months ended June 30		Six months ended June 30
($ millions)	2022	2021	2022	2021
Segment contribution
Surgical	348	327	720	602
Vision Care	147	146	317	292
Total segment contribution	495	473	1,037	894
Not allocated to segments:
Amortization of intangible assets	(162)	(143)	(324)	(283)
Impairment charges on intangible assets	(61)	—	(61)	(45)
General & administration (corporate)	(70)	(69)	(132)	(126)
Separation costs	—	(6)	—	(16)
Transformation costs	(9)	(15)	(24)	(26)
Fair value adjustments to contingent consideration liabilities	7	—	7	—
Past service costs for post-employment benefit plan amendments	—	—	—	2
Other	—	(11)	(57)	(22)
Operating income	200	229	446	378
Interest expense	(31)	(30)	(60)	(61)
Other financial income & expense	(22)	(8)	(39)	(17)
Income before taxes	147	191	347	300

Disclosure of geographical areas
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2022		2021		2022		2021
United States	990	45%	958	46%	1,929	44%	1,793	45%
International	1,210	55%	1,136	54%	2,446	56%	2,211	55%
Net sales to third parties	2,200	100%	2,094	100%	4,375	100%	4,004	100%
(1) Net sales to third parties by location of third-party customer.